Note Loans (Changes in the carrying amount and the accretable yield for the acquired loans in the Westernbank FDIC-assisted transaction) (Detail) - Westernbank Puerto Rico - Acquired loans in an FDIC assisted transaction - ASC Subtopic 310-30 - USD ($)
$ in Thousands
		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Accretable yield
Beginning Balance		$ 1,010,087	$ 1,112,458
Accretion		(142,605)	(169,748)
Change In Expected Cash Flows		13,233	67,377
Ending Balance		880,715	1,010,087
Carrying amount of loans
Beginning Balance	[1],[2]	1,738,329	1,974,501
Accretion		142,605	169,748
Collections		(288,013)	(405,920)
Ending Balance	[1],[2]	1,592,921	1,738,329
Less: Allowance for loan losses		(70,129)	(68,877)
Carrying amount, net of allowance		1,522,792	1,669,452
Non-credit Impaired Loans
Accretable yield
Beginning Balance		1,001,908	1,105,732
Accretion		(139,557)	(162,983)
Change In Expected Cash Flows		13,486	59,159
Ending Balance		875,837	1,001,908
Carrying amount of loans
Beginning Balance	[1],[2]	1,695,381	1,898,146
Accretion		139,557	162,983
Collections		(278,337)	(365,748)
Ending Balance	[1],[2]	1,556,601	1,695,381
Less: Allowance for loan losses		(64,520)	(61,855)
Carrying amount, net of allowance		1,492,081	1,633,526
Credit Impaired Loans
Accretable yield
Beginning Balance		8,179	6,726
Accretion		(3,048)	(6,765)
Change In Expected Cash Flows		(253)	8,218
Ending Balance		4,878	8,179
Carrying amount of loans
Beginning Balance	[1],[2]	42,948	76,355
Accretion		3,048	6,765
Collections		(9,676)	(40,172)
Ending Balance	[1],[2]	36,320	42,948
Less: Allowance for loan losses		(5,609)	(7,022)
Carrying amount, net of allowance		$ 30,711	$ 35,926

[1]	For the year ended December 31, 2016, includes the impact of the bulk sale of loans with a carrying value of approximately $99 million.
[2]
The carrying amount of loans acquired from Westernbank and accounted for under ASC 310-30 which remains subject to the loss sharing agreement with the FDIC amounted to approximately $507 million as of December 31, 2017 and $563 million as of December 31, 2016.